Notes Payable (Details) - Schedule of credit facilities with banks - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Short-Term Debt [Line Items]
Notes payable	[1]	$ 29,255,776	$ 34,189,022
Hangzhou United Bank [Member] | Jiuzhou Pharmacy [Member] | 10/18/21 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Apr. 18, 2022
Notes payable	[1]		2,879,656
Hangzhou United Bank [Member] | Jiuzhou Pharmacy [Member] | 11/12/21 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	May 12, 2022
Notes payable	[1]		5,891,074
Hangzhou United Bank [Member] | Jiuzhou Pharmacy [Member] | 11/23/21 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	May 23, 2022
Notes payable	[1]		378,591
Hangzhou United Bank [Member] | Jiuzhou Pharmacy [Member] | 11/29/21 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	May 29, 2022
Notes payable	[1]		901,519
Hangzhou United Bank [Member] | Jiuzhou Pharmacy [Member] | 12/14/21 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jun. 14, 2022
Notes payable	[1]		865,098
Hangzhou United Bank [Member] | Jiuzhou Pharmacy [Member] | 12/24/21 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jun. 24, 2022
Notes payable	[1]		1,954,002
Hangzhou United Bank [Member] | Jiuzhou Pharmacy [Member] | 12/29/21 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jun. 30, 2022
Notes payable	[1]		3,692,661
Hangzhou United Bank [Member] | Jiuzhou Pharmacy [Member] | 02/16/22 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Aug. 17, 2022
Notes payable	[1]		4,141,923
Hangzhou United Bank [Member] | Jiuzhou Pharmacy [Member] | 03/17/22 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Sep. 17, 2022
Notes payable	[1]		5,299,449
Hangzhou United Bank [Member] | Jiuzhou Pharmacy [Member] | 10/19/22 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Apr. 19, 2023
Notes payable	[1]	$ 3,289,434
Hangzhou United Bank [Member] | Jiuzhou Pharmacy [Member] | 10/20/22 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Apr. 19, 2023
Notes payable	[1]	$ 36,403
Hangzhou United Bank [Member] | Jiuzhou Pharmacy [Member] | 11/17/22 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	May 17, 2023
Notes payable	[1]	$ 5,576,213
Hangzhou United Bank [Member] | Jiuzhou Pharmacy [Member] | 12/16/22 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jun. 16, 2023
Notes payable	[1]	$ 1,207,565
Hangzhou United Bank [Member] | Jiuzhou Pharmacy [Member] | 12/26/22 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jun. 27, 2023
Notes payable	[1]	$ 659,883
Hangzhou United Bank [Member] | Jiuzhou Pharmacy [Member] | 12/28/22 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jun. 29, 2023
Notes payable	[1]	$ 2,654,696
Hangzhou United Bank [Member] | Jiuzhou Pharmacy [Member] | 01/16/23 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jul. 16, 2023
Notes payable	[1]	$ 346,545
Hangzhou United Bank [Member] | Jiuzhou Pharmacy [Member] | 02/27/23 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Aug. 27, 2023
Notes payable	[1]	$ 3,242,559
Hangzhou United Bank [Member] | Jiuzhou Pharmacy [Member] | 03/20/23 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Sep. 20, 2023
Notes payable	[1]	$ 4,573,664
Hangzhou United Bank [Member] | Jiuzhou Pharmacy [Member] | 03/23/23 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Sep. 23, 2023
Notes payable	[1]	$ 440,391
Hangzhou United Bank [Member] | Jiuxin Medicine [Member] | 10/18/21[Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Apr. 18, 2022
Notes payable	[1]		550,534
Hangzhou United Bank [Member] | Jiuxin Medicine [Member] | 12/14/21 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jun. 14, 2022
Notes payable	[1]		2,497,906
Hangzhou United Bank [Member] | Jiuxin Medicine [Member] | 12/29/21 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jun. 30, 2022
Notes payable	[1]		3,050,179
Hangzhou United Bank [Member] | Jiuxin Medicine [Member] | 03/17/22 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Sep. 17, 2022
Notes payable	[1]		1,788,683
Hangzhou United Bank [Member] | Jiuxin Medicine [Member] | 11/17/22 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	May 17, 2023
Notes payable	[1]	$ 1,303,221
Hangzhou United Bank [Member] | Jiuxin Medicine [Member] | 12/16/22 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jun. 16, 2023
Notes payable	[1]	$ 3,704,790
Hangzhou United Bank [Member] | Jiuxin Medicine [Member] | 12/21/22 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jun. 21, 2023
Notes payable	[1]	$ 200,741
Hangzhou United Bank [Member] | Jiuxin Medicine [Member] | 12/29/22 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jun. 29, 2023
Notes payable	[1]	$ 1,215,854
Hangzhou United Bank [Member] | Jiuxin Medicine [Member] | 03/20/23 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Sep. 20, 2023
Notes payable	[1]	$ 803,817
Bank of Hangzhou [Member] | Jiuzhou Pharmacy [Member] | 03/23/22 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Sep. 23, 2022
Notes payable	[1]		$ 297,747

[1]	As of March 31, 2023, the Company had $29,255,776 (RMB 200,916,968) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $12,217,616 (RMB 83,905,700 ) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $4,732,366 three-year deposit (RMB32,500,000) deposited into HUB as a collateral for current and future notes payable from HUB. As of March 31, 2022, the Company had $34,189,022 (RMB 216,734,469) of notes payable from HUB and BOH. The Company is required to hold restricted cash in the amount of $16,786,296 (RMB 106,413,368) with HUB and BOH as collateral against these bank notes. Included in the restricted cash is a total of $9,070,402 three-year deposit (RMB57,500,000) deposited into HUB as a collateral for current and future notes payable from HUB.